5. ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES
	March 31, 2015	December 31, 2014

Accrued payroll expenses	$63,812	$68,920
Other accrued liabilities	112,146	49,286
	$175,958	$118,206

	2014	2013

Accrued interest	$–	$161,583
Accrued payroll expenses	68,920	20,955
Other accrued liabilities	49,286	40,165
	$118,206	$222,703